Condensed Consolidated Statements of Cash Flows (Parenthetical)	1 Months Ended	9 Months Ended
	Jun. 30, 2010	Sep. 30, 2010
Non-cash transactions
Conversion of mandatorily convertible notes, treasury stock	75,435,238	75,435,238